SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 24: -	SUBSEQUENT EVENTS

a.
On February 16, 2024, AgPlenus entered into a Licensing and Collaboration Agreement with Bayer AG (“Bayer”) for the development of a new sustainable weed control solution. This agreement grants Bayer an exclusive license for the development and commercialization of products developed within the collaboration. AgPlenus will be entitled to receive an upfront payment, ongoing research funding, milestone payments, and royalties based on future product sales, subject to certain conditions as stipulated in the agreement.

b.
In February 2024, Lavie Bio Ltd. received the Israeli Ministry of Economy approval to be included in “Smart money” grant program for initial exporting to Canada. The maximum grant amount from this program is approximately $83. Lavie Bio Ltd. undertook to pay royalties of 3% of yearly revenues above approximately $276 derived from the operation in Canada, up to 100% of the grants received (linked to the CPI) and can choose to apply the program retroactively from August 2023.

c.
In February 2024, Lavie Bio Ltd. and Syngenta Crop Protection, a leader in agricultural innovation, entered an agreement for the discovery and development of new biological insecticidal solutions. According to the agreement Syngenta shall pay Lavie Bio an upfront research fee and additional fees upon achievement of certain milestones.

d.
In March 2024, Lavie Bio Ltd. received the second payment of $2,500 as part of the licensing agreement with Corteva conferring exclusive rights to Corteva for advancing and commercializing Lavie Bio's lead bio-fungicides, LAV311 and LAV312 (see also Note 5e).

e.
In March 2024, the Company entered a new At-The-Market Issuance Sales Agreement (the “Sales Agreement”), with Lake Street Capital Markets, LLC as selling agent. In accordance with the terms of the Sales Agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $7,300.

f.	The Company is in advanced discussions regarding the potential transfer of Canonic's operations to a third party. The completion and terms of such a transfer are uncertain.